UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)    (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/11

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2011

1-855-477-8100

www.bandonalts.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Bandon Isolated Alpha Fixed Income Fund
Portfolio Review (Unaudited)
March 31, 2011

The Fund's performance figures* for the period ended March 31, 2011, as compared to its benchmark:
		Since Inception**

Bandon Isolated Alpha Fixed Income Fund - Investor Class		(1.40%)
Bandon Isolated Alpha Fixed Income Fund - Investor Class with load		(7.07%)
Bandon Isolated Alpha Fixed Income Fund - Class A		(1.40%)
Bandon Isolated Alpha Fixed Income Fund - Class A with load		(7.07%)
Bandon Isolated Alpha Fixed Income Fund - Class C		(1.40%)
Bandon Isolated Alpha Fixed Income Fund - Class R		(1.40%)

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-477-8100

** Inception date is December 31, 2010.

Top Ten Holdings by Industry	% of Net Assets
Retail	5.2%
Real Estate	4.8%
Foreign Government	3.6%
Automobile ABS	3.4%
U.S. Government Agencies	2.4%
Insurance	2.4%
Closed-End Fund	2.3%
Beverages	2.2%
Iron/Steel	1.8%
Other, Cash & Cash Equivalents	71.9%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011

Principal Amount($)		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 27.8%
	AGRICULTURE - 1.3%
50,000	Lorillard Tobacco Co.	6.8750	5/1/2020	$ 53,646

	AUTOMOBILE ABS - 3.4%
142,524	Americredit Prime Automobile Receivable	1.4000	11/15/2012	142,658

	BANKS - 1.7%
75,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	68,813

	BEVERAGES - 2.2%
100,000	CEDC Finance Corp. International, Inc. (b)	9.1250	12/1/2016	94,000

	CHEMICALS - 1.4%
55,000	Nalco Co.	8.2500	5/15/2017	60,225

	FOREIGN GOVERNMENT - 3.6%
100,000	Bundesrepublik Deutschland	4.2500	7/4/2014	150,896

	INSURANCE - 0.7%
20,000	MetLife, Inc.	10.7500	8/1/2039	27,600

	IRON/STEEL - 1.8%
75,000	ArcelorMittal	5.5000	3/1/2021	73,438

	MEDIA - 1.5%
65,000	Time Warner, Inc.	4.7500	3/29/2021	64,488

	REAL ESTATE - 4.8%
200,000	Longfor Properties Co. Ltd. (b)	9.5000	4/7/2016	200,000

	REITS - 0.2%
10,000	Health Care REIT, Inc.	6.5000	3/15/2041	9,741

	RETAIL - 5.2%
100,000	Best Buy Co., Inc.	5.5000	3/15/2021	98,141
120,000	Home Depot, Inc.	5.8750	12/16/2036	119,083
				217,224

	TOTAL BONDS & NOTES (Cost $1,163,776)			1,162,729

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

Principal Amount($)		Coupon Rate (%)	Maturity	Value

	U.S. GOVERNMENT AGENCIES - 2.4%
100,000	Fannie Mae Pool (c,d)	4.0000		$ 98,172
	TOTAL U.S. GOVERNMENT AGENCIES ( Cost - $97,672)
Shares
	PREFERRED STOCK - 1.7%
	INSURANCE - 1.7%
75,000	White Mountains Re Group Ltd. (a,b)	7.5060		71,747
	TOTAL PREFERRED STOCK ( Cost - $72,750)

	CLOSED-END FUND - 2.3%
6,400	Federated Enhanced Treasury Income Fund			97,920
	TOTAL CLOSED-END FUND ( Cost - $100,261)

	SHORT-TERM INVESTMENTS - 71.8%
	MONEY MARKET FUNDS - 26.3%
637,177	HighMark Diversified Money Market Fund (e)	0.0200		637,177
462,549	HighMark 100% U.S. Treasury Money Market Fund (e)	0.0025		462,549
	TOTAL MONEY MARKET FUNDS (Cost $1,099,726)			1,099,726

		Yield (f)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.5%
250,000	Fannie Mae Discount Notes (d)	0.160	1/17/2012	249,677
250,000	Fannie Mae Discount Notes (d)	0.160	2/16/2012	249,643
250,000	Freddie Mac Discount Notes (d)	0.160	12/16/2011	249,712
900,000	United States Treasury Bill	0.065	4/21/2011	899,961
250,000	United States Treasury Bill	0.110	11/17/2011	249,824
	TOTAL U.S. GOVERNMENT AND AGENCY (Cost $1,898,817)			1,898,817

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,998,543)			2,998,543

	TOTAL INVESTMENTS - 106.0% ( Cost - $4,433,002) (g)			$4,429,111
	OTHER LIABILITIES LESS ASSETS - (6.0) %			(250,404)
	NET ASSETS - 100.0%			$4,178,707

	SECURITIES SOLD SHORT - (6.2) %
150,000	Australia Government Bond	6.2500	6/15/2014	$ 160,688
100,000	Ginnie Mae Pool	4.0000		99,797
	TOTAL SECURITIES SOLD SHORT (Proceeds $260,220)			$ 260,485

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

(a)	Variable rate security - interest rate subject to periodic change.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be
	resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011, these
	securities amounted to $365,747 or 8.8% of net assets.
(c)	Purchased on a forward commitment basis. Maturity dates are yet to be declared.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the
	U.S. government. The Federal National Mortgage Association currently operate under a federal conservatorship.
(e)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
(f)	Represents annuzalized yield at date of purchase.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities
	sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation)
	of securities as follows:
		Unrealized Appreciation:		4,115
		Unrealized Depreciation:		(8,271)
		Net Unrealized Depreciation:		$ (4,156)

Short				Unrealized
Contracts				Gain/Loss
	OPEN SHORT FUTURES CONTRACTS
(4)	US 10 Year Note maturing June 2011			0
	(Underlying Face Amount at Value $476,125)
(1)	US Long Bond maturing June 2011			94
	(Underlying Face Amount at Value $120,281)

	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS			$ 94

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement Of Assets and Liabilities (Unaudited)
March 31, 2011

ASSETS
Investment securities:
At cost	$ 4,433,002
At value	$ 4,429,111
Cash held at broker	42,305
Foreign currency (Cost $1,869)	1,859
Receivable for securities sold	990,623
Dividends and interest receivable	12,547
Receivable due from advisor	6,118
Due from broker - variation margin	94
Receivable for closed forward foreign currency contracts	82
Prepaid expenses and other assets	12,177
TOTAL ASSETS	5,494,916

LIABILITIES
Securities sold short, at value (Proceeds $260,220)	260,485
Payable for Fund shares repurchased	61,481
Payable for investments purchased	981,440
Fees payable to other affiliates	5,672
Accrued expenses and other liabilities	7,131
TOTAL LIABILITIES	1,316,209
NET ASSETS	$ 4,178,707

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,241,089
Net investment loss	(2,221)
Accumulated net realized loss from security transactions	(56,798)
Net unrealized depreciation of investments	(3,363)
NET ASSETS	$ 4,178,707

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement Of Assets and Liabilities (Unaudited) (Continued)
March 31, 2011

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$ 4,178,677
Shares of beneficial interest outstanding	423,654
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.86
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.46

Class A Shares:
Net Assets	$ 9.86
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.86
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.46

Class C Shares:
Net Assets	$ 9.86
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.86

Class R Shares:
Net Assets	$ 9.86
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.86

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement of Operations (a)
For the Period Ended March 31, 2011

INVESTMENT INCOME
Interest	$ 10,231
Dividends	7,640
TOTAL INVESTMENT INCOME	17,871

EXPENSES
Investment advisory fees	14,948
Professional fees	9,452
Administrative services fees	8,600
Accounting services fees	5,001
Transfer agent fees	4,493
Compliance officer fees	4,095
Short interest expense	3,972
Custodian fees	3,465
Shareholder reporting expenses	3,150
Trustees fees and expenses	2,520
Registration fees	2,172
Insurance expense	315
Other expenses	630
TOTAL EXPENSES	62,813

Plus: Fees waived/reimbursed by the Advisor	(42,721)

NET EXPENSES	20,092

NET INVESTMENT LOSS	(2,221)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD
SHORT, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	34,953
Securities sold short	(4,603)
Futures	(91,273)
Foreign currency transactions	4,125
Net realized loss	(56,798)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,891)
Securities sold short	(265)
Futures	94
Foreign currency translations	699
Net change in unrealized appreciation (depreciation)	(3,363)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,	(60,161)
SECURITIES SOLD SHORT, FUTURES AND FOREIGN CURRENCY
TRANSACTIONS

NET DECREASE IN NET ASSETS	$ (62,382)

(a)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement of Changes in Net Assets

Period Ended
March 31, 2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (2,221)
Net realized loss from investment, securities sold short,
futures and foreign currency transactions	(56,798)
Net change in unrealized appreciation (depreciation) on investments,
securities sold short, futures and foreign currency translations	(3,363)
Net decrease in net assets resulting from operations	(62,382)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	4,519,069
Class A	10
Class C	10
Class R	10
Payments for shares redeemed:
Investor Class	(278,010)
Net increase in net assets from shares of beneficial interest	4,241,089

TOTAL INCREASE IN NET ASSETS	4,178,707

NET ASSETS
Beginning of Period	-
End of Period*	$ 4,178,707
*Includes undistributed net investment loss of:	$ (2,221)

SHARE ACTIVITY
Class Investor:
Shares Sold	451,537
Shares Redeemed	(27,883)
Net increase in shares of beneficial interest outstanding	423,654
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class R:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	March 31, 2011 (Unaudited) (1)
	Investor	Class A		Class C		Class R
Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)	(0.01)		(0.01)		(0.01)
Net realized and unrealized
gain (loss) on investments	(0.13)	(0.13)		(0.13)		(0.13)
Total from investment operations	(0.14)	(0.14)		(0.14)		(0.14)

Net asset value, end of period	$ 9.86	$ 9.86		$ 9.86		$ 9.86

Total return (3,4)	(1.40)%	(1.40)%		(1.40)%		(1.40)%
Net assets, at end of period (000s)	$ 4,179	$ 0	(5)	$ 0	(5)	$ 0	(5)

Ratio of gross expenses to average
net assets (6,7)	7.10%	7.35%		8.10%		7.60%
Ratio of net expenses to average
net assets (7)	1.95%	2.20%		2.95%		2.45%
Ratio of net investment income
to average net assets (6,7)	-0.27%	-0.52%		-1.27%		-0.77%

Portfolio Turnover Rate (4)	751%	751%		751%		751%

(1)	The Bandon Isolated Alpha Fixed Income Fund's Investor Class and Class A commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5)	Represents less than $1,000 in net assets.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2011

1.

ORGANIZATION

The Bandon Isolated Alpha Fixed Income Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks consistent positive returns throughout various fixed income market cycles. The Fund commenced operations on December 31, 2010.

The Fund currently offers Investor Class shares only. Class A, C and R received initial seed capital only and are currently not open to new investors. Investor Class shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 1,162,729	$ -	$ 1,162,729
US Government Agencies		98,172		98,172
Preferred Stock	71,747	-	-	71,747
Closed-End Funds	97,920	-	-	97,920
Money Market Funds	1,099,726	-	-	1,099,726
U.S. Government and Agency Obligations	-	1,898,817	-	1,898,817
Futures	94	-	-	94
Total	$ 1,269,487	$ 3,159,718	$ -	$ 4,429,205
Liabilities
Securities Sold Short	$ -	$ 260,485	$ -	$ 260,485
Total	$ -	$ 260,485	$ -	$ 260,485

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2011

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Fair Values of Derivative Instruments in the Fund as of March 31, 2011:

SFAS 161 Balance Sheet	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	$ 94	Depreciation	$ -

		$ 94		$ -

The effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2011.

SAS 161 Statement of			Change in
Operations			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Interest rate contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	$ (91,273)	$ 94

Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions
Net change in unrealized appreciation/depreciation
	from foreign currency translations	4,125	-

Total		$ (87,148)	$ 94

Futures Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

The derivative instruments outstanding as of March 31, 2011 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Foreign Currency Transactions - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2011. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund make significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2011

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $8,239,945 and $6,951,171, respectively.

4.  INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Bandon Capital Management, LLC (“Advisor”), serves as investment adviser to the Fund.  The Advisor has engaged Dix Hills Partners, LLC and Logan Circle Partners, L.P. (the “Sub-Advisors”) to serve as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund and Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. Pursuant to the sub-advisory agreements, Dix Hills Partners, LLC is entitled to receive, a monthly management fee equal to one-twelfth of 0.75% of the Nominal Account Size, as of the first day of each calendar month. Logan Circle Partners, L.P. is entitled to receive, on a monthly basis, an annual sub-advisory fee based on the Fund’s average daily net assets equal 0% on the first $10 million, 0.75% on the next $90 million and .65% on amounts over $100 million. The Sub-Advisors are paid by the Advisor not the Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95%, 2.20% ,2.95 and 2.45% of the daily average net assets attributable to the Investor Class, Class A, Class C and Class R shares, respectively.  For the period ended March 31, 2011, the Advisor waived fees in the amount of $42,721.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets attributable to the Investor Class, Class A, Class C and Class R, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets for each share class. If Fund Operating Expenses subsequently exceed 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets for each shares class, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets attributable to the Class A, Class C and Class R shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, no monthly service and/or distribution fee was paid during the period ended March 31, 2011.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $31,500* or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

* The annual minimum will increase to $35,000 per annum in January 2012.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $21,600* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

* The annual minimum will increase to $24,000 per annual in January 2012.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $16,200* per class and the per account charge is $16.00 per account.

* The annual minimum will increase to $18,000 per annum in January 2012.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2011, the Fund incurred expenses of $4,095 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance officer fees” on the Statement of Operations in the shareholder report.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended March 31, 2011, GemCom collected amounts totaling $3,234 for EDGAR and printing services performed.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2011

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net as currently required.   Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

6.  SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Bandon Isolated Alpha Fixed Income Fund

Expense Example (Unaudited)

March 31, 2011

As a shareholder of Bandon Isolated Alpha Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bandon Isolated Alpha Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2010 through March 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bandon Isolated Alpha Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period **
Actual*	Expense Ratio	12/31/2010	3/31/2011	12/31/2010 – 3/31/11
Class Investor	1.95%	$1,000.00	$986.00	$4.83
A Class	2.20%	1,000.00	986.00	5.45
C Class	2.95%	1,000.00	986.00	7.30
R Class	2.45%	1,000.00	986.00	6.07

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical ***	Annualized	Account Value	Account Value	During Period ****
(5% return before expenses)	Expense Ratio	12/31/2010	3/31/2011	10/1/2010 – 3/31/11
Class Investor	1.95%	$1,000.00	$1,015.21	$ 9.80
A Class	2.20%	1,000.00	1,013.96	11.05
C Class	2.95%	1,000.00	1,010.22	14.78
R Class	2.45%	1,000.00	1,012.72	12.29

*      From December 31, 2010 commencement of initial offering to March 31, 2011.

**    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (91) divided by the number of days in the fiscal year (365).

***  Please note that while The Fund commenced operations December 31, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period October 1, 2010 to March 31, 2011.

**** Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Bandon Isolated Alpha Fixed Income Fund

Supplemental Information (Unaudited) (Continued)

March 31, 2011

Approval of Advisory Agreement – Bandon Isolated Alpha Fixed Income Fund

In connection with a meeting held on November 3, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Bandon Capital Management, LLC (“BCM” or the “Adviser”) and the Trust, on behalf Bandon Isolated Alpha Fixed Income Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of BCM’s operations, the quality of BCM’s compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that BCM has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered BCM’s past performance of separately managed accounts. The Board concluded that the Adviser has the potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that BCM would charge a 1.75% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by BCM in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by BCM from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that BCM’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

Bandon Isolated Alpha Fixed Income Fund

Supplemental Information (Unaudited) (Continued)

March 31, 2011

Approval of Sub-Advisory Agreements

In connection with a meeting held on December 13, 2010, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of the separate sub-advisory agreements between BCM and Dix Hills Partners, LLC (“Dix Hills”), and BCM and Logan Circle Partners, L.P. (“Logan Circle”) (Dix Hills and Logan Circle are each a “Sub-Adviser” and collectively referred to as the “Sub-Advisers”) with respect to the Fund (the “Sub-Advisory Agreements”). In considering the proposed Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements. These materials included: (a) information on the investment performance of each Sub-Adviser’s separately managed accounts; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Sub-Adviser; and (d) investment management staffing.

In its consideration of the proposed Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Advisers’ operations, the quality of Sub-Advisers’ compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that Sub-Advisers’ have the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of each Sub-Adviser.  However, the Board, including the Independent Trustees, considered each Sub-Adviser’s past performance with its separately managed accounts. The Board concluded that each Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser shall pay Dix Hills an annual management fee of 0.750% for that portion of the Fund’s assets that the Adviser will assign to the Subadviser (“Subadviser Assets”). The Board also noted that the Adviser shall pay Logan Circle a fee equal to 0.00% on the first $10 million of Subadviser Assets, 0.75% on the next $90 million of Subadviser assets, 0.65% on assets over $100 million. The Trustees concluded that the Fund’s sub-advisory fees, as well as its overall expense ratio, were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Advisers and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Advisers in connection with the operation of the Fund, based on the materials provide to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structure is fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreements.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us. The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-477-8100 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-477-8100

INVESTMENT ADVISOR

Bandon Capital Management, LLC

317 SW Alder Street, Suite 1110

Portland, OR 97204

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By  (Signature and Title)

/s/ Andrew B. Rogers

               Andrew B. Rogers, President

Date

6/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  (Signature and Title)

/s/ Andrew B. Rogers

                Andrew B. Rogers, President

Date

6/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

               Kevin E. Wolf, Treasurer

Date

6/7/11